UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23166

 NAME OF REGISTRANT:                     RiverNorth/DoubleLine Strategic
                                         Opportunity Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 325 North LaSalle Street
                                         Suite 645
                                         Chicago , IL 60654

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Marcus L. Collins, Esq.
                                         RiverNorth Capital Management,
                                         LLC
                                         325 North LaSalle Street,
                                         Suite 645
                                         Chicago, IL 60654

 REGISTRANT'S TELEPHONE NUMBER:          312-832-1440

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. DL
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. RN
--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD INVESTMENT MANAGEMENT INC.                                                       Agenda Number:  934619783
--------------------------------------------------------------------------------------------------------------------------
        Security:  112830104
    Meeting Type:  Annual
    Meeting Date:  25-May-2017
          Ticker:  RA
            ISIN:  US1128301041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    ELECTION OF CLASS I DIRECTOR: LOUIS P.                    Mgmt          Split 87% For 12% Against 1% AbstainSplit
       SALVATORE (INDEPENDENT DIRECTOR)

1.2    ELECTION OF CLASS I DIRECTOR: DAVID LEVI                  Mgmt          Split 87% For 12% Against 1% AbstainSplit
       (INTERESTED DIRECTOR)




--------------------------------------------------------------------------------------------------------------------------
 EAGLE POINT CREDIT COMPANY INC.                                                             Agenda Number:  934601863
--------------------------------------------------------------------------------------------------------------------------
        Security:  269809307
    Meeting Type:  Annual
    Meeting Date:  16-May-2017
          Ticker:  ECCB
            ISIN:  US2698093075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       KEVIN F. MCDONALD                                         Mgmt          For                            For
       THOMAS P. MAJEWSKI                                        Mgmt          For                            For

2.     APPROVAL OF AN AMENDED AND RESTATED                       Mgmt          For                            For
       INVESTMENT ADVISORY AGREEMENT BY AND
       BETWEEN EAGLE POINT CREDIT COMPANY INC. AND
       EAGLE POINT CREDIT MANAGEMENT LLC.




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE LIMITED DURATION INCOME FD                                                      Agenda Number:  934509641
--------------------------------------------------------------------------------------------------------------------------
        Security:  27828H105
    Meeting Type:  Annual
    Meeting Date:  19-Jan-2017
          Ticker:  EVV
            ISIN:  US27828H1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       THOMAS E. FAUST JR.                                       Mgmt          For                            For
       MARK R. FETTING                                           Mgmt          For                            For
       HARRIETT TEE TAGGART                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934518121
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  27-Jan-2017
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT D. AGDERN                                          Mgmt          No vote
       CAROL L. COLMAN                                           Mgmt          No vote
       DANIEL P. CRONIN                                          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  934527473
--------------------------------------------------------------------------------------------------------------------------
        Security:  52469B100
    Meeting Type:  Annual
    Meeting Date:  24-Feb-2017
          Ticker:  BWG
            ISIN:  US52469B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       LESLIE H. GELB                                            Mgmt          No vote
       JANE TRUST                                                Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT FUNDS                                                                              Agenda Number:  934621788
--------------------------------------------------------------------------------------------------------------------------
        Security:  65340G205
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2017
          Ticker:  NHF
            ISIN:  US65340G2057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DR. BOB FROEHLICH                                         Mgmt          Split 98% For 2% Withheld      Split
       TIMOTHY K. HUI                                            Mgmt          Split 98% For 2% Withheld      Split

2.     TO APPROVE A CHANGE TO THE FUND'S                         Mgmt          Split 96% For 3% Against 1% AbstainSplit
       FUNDAMENTAL POLICY REGARDING CONCENTRATION.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN INVESTMENTS                                                                          Agenda Number:  934544708
--------------------------------------------------------------------------------------------------------------------------
        Security:  67075B104
    Meeting Type:  Annual
    Meeting Date:  05-May-2017
          Ticker:  JPW
            ISIN:  US67075B1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          Split 94% For 6% Withheld      Split
       DAVID J. KUNDERT                                          Mgmt          Split 94% For 6% Withheld      Split
       JOHN K. NELSON                                            Mgmt          Split 94% For 6% Withheld      Split
       TERRENCE J. TOTH                                          Mgmt          Split 94% For 6% Withheld      Split

2.     TO APPROVE AN AGREEMENT AND PLAN OF                       Mgmt          Split 91% For 5% Against 4% AbstainSplit
       REORGANIZATION PURSUANT TO WHICH NUVEEN
       FLEXIBLE INVESTMENT INCOME FUND (THE
       "TARGET FUND") WOULD (I) TRANSFER
       SUBSTANTIALLY ALL OF ITS ASSETS TO NUVEEN
       PREFERRED INCOME OPPORTUNITIES FUND (THE
       "ACQUIRING FUND") IN EXCHANGE SOLELY FOR
       NEWLY ISSUED COMMON SHARES OF THE ...(DUE
       TO SPACE LIMITS, SEE PROXY STATEMENT FOR
       FULL PROPOSAL).




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934535595
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL FUNDS, INC.                                                                       Agenda Number:  934534618
--------------------------------------------------------------------------------------------------------------------------
        Security:  74255X104
    Meeting Type:  Annual
    Meeting Date:  12-Apr-2017
          Ticker:  PGZ
            ISIN:  US74255X1046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF TRUSTEE: JERRY G. RUTLEDGE                    Mgmt          Split 93% For 3% Against 4% AbstainSplit

1B.    ELECTION OF TRUSTEE: THOMAS A. CARTER                     Mgmt          Split 94% For 1% Against 5% AbstainSplit




--------------------------------------------------------------------------------------------------------------------------
 PRUDENTIAL INVESTMENTS CLOSED END FUNDS                                                     Agenda Number:  934521142
--------------------------------------------------------------------------------------------------------------------------
        Security:  74433A109
    Meeting Type:  Annual
    Meeting Date:  10-Mar-2017
          Ticker:  GHY
            ISIN:  US74433A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       KEVIN J. BANNON                                           Mgmt          Split 98% For 2% Withheld      Split
       KEITH F. HARTSTEIN                                        Mgmt          Split 98% For 2% Withheld      Split
       STEPHEN G. STONEBURN                                      Mgmt          Split 98% For 2% Withheld      Split
       GRACE C. TORRES                                           Mgmt          Split 98% For 2% Withheld      Split




--------------------------------------------------------------------------------------------------------------------------
 PUTNAM PREMIER INCOME TRUST                                                                 Agenda Number:  934560637
--------------------------------------------------------------------------------------------------------------------------
        Security:  746853100
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2017
          Ticker:  PPT
            ISIN:  US7468531006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    FIXING THE NUMBER OF TRUSTEES AT 12.                      Mgmt          Split 94% For 5% Against 1% AbstainSplit

1B.    DIRECTOR
       LIAQUAT AHAMED                                            Mgmt          Split 93% For 7% Withheld      Split
       RAVI AKHOURY                                              Mgmt          Split 93% For 7% Withheld      Split
       BARBARA M. BAUMANN                                        Mgmt          Split 93% For 7% Withheld      Split
       JAMESON A. BAXTER                                         Mgmt          Split 96% For 4% Withheld      Split
       KATINKA DOMOTORFFY                                        Mgmt          Split 93% For 7% Withheld      Split
       CATHARINE HILL                                            Mgmt          Split 93% For 7% Withheld      Split
       PAUL L. JOSKOW                                            Mgmt          Split 93% For 7% Withheld      Split
       KENNETH R. LEIBLER                                        Mgmt          Split 93% For 7% Withheld      Split
       ROBERT E. PATTERSON                                       Mgmt          Split 93% For 7% Withheld      Split
       GEORGE PUTNAM, III                                        Mgmt          Split 96% For 4% Withheld      Split
       ROBERT L. REYNOLDS                                        Mgmt          Split 93% For 7% Withheld      Split
       MANOJ SINGH                                               Mgmt          Split 93% For 7% Withheld      Split

2.     APPROVAL OF THE CONVERSION OF YOUR FUND                   Shr           Split 17% For 80% Against 3% AbstainSplit
       FROM CLOSED-END TO OPEN-END STATUS AND
       CERTAIN RELATED AMENDMENTS TO YOUR FUND'S
       DECLARATION OF TRUST.




--------------------------------------------------------------------------------------------------------------------------
 TEMPLETON EMERGING MKTS INCOME FUND                                                         Agenda Number:  934517840
--------------------------------------------------------------------------------------------------------------------------
        Security:  880192109
    Meeting Type:  Annual
    Meeting Date:  01-Mar-2017
          Ticker:  TEI
            ISIN:  US8801921094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       HARRIS J. ASHTON                                          Mgmt          Split 96% For 4% Withheld      Split
       EDITH E. HOLIDAY                                          Mgmt          Split 96% For 4% Withheld      Split
       J. MICHAEL LUTTIG                                         Mgmt          Split 96% For 4% Withheld      Split
       C.D. TSERETOPOULOS                                        Mgmt          Split 96% For 4% Withheld      Split
       MARY C. CHOKSI                                            Mgmt          Split 96% For 4% Withheld      Split

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          Split 97% For 2% Against 1% AbstainSplit
       PRICEWATERHOUSECOOPERS LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FUND FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2017.




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  934574167
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2017
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       ROBERT D.AGDERN                                           Mgmt          Split 97% For 3% Withheld      Split
       EILEEN A. KAMERICK                                        Mgmt          Split 97% For 3% Withheld      Split
       RIORDAN ROETT                                             Mgmt          Split 96% For 4% Withheld      Split



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
By (Signature)       /s/ Patrick W. Galley
Name                 Patrick W. Galley
Title                President
Date                 08/31/2017